Exceptional items (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

		Note	2023 $m	2022 $m	2021 $m

Administrative expenses:

Costs of ceasing operations in Russia		(a)	–	(12)	–

Commercial litigation and disputes		(b)	–	(28)	(25)

			–	(40)	(25)

Share of profits/(losses) of associate		(c)	18	(60)	–

Other operating income		(d)	10	–	–

Other net impairment reversals/(charges):

Management agreements	– reversal	12	–	12	–

Property, plant and equipment	– charge	13	–	(10)	–

	– reversal	13	–	3	–

Right-of-use assets	– charge	13	–	(2)	–

	– reversal	14	–	2	–

Associates	– charge		–	–	(4)

	– reversal	15	–	2	–

Contract assets	– charge	(e)	–	(5)	–

	– reversal	(e)	–	3	–

			–	5	(4)

Operating exceptional items			28	(95)	(29)

Exceptional items before tax			28	(95)	(29)

Tax on exceptional items		(f)	(7)	26	3

Exceptional tax		(g)	–	–	26

Tax			(7)	26	29

Operating exceptional items analysed as:

Americas			27	(46)	(22)

EMEAA			1	(49)	(7)

			28	(95)	(29)

Summary of tax impacts on exceptional items

	2023		2022		2021
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m

Costs of ceasing operations in Russia	–	–	3	–	–	–

Commercial litigation and disputes	–	–	8	(2)	–	4

Share of (profits)/losses of associate	–	(4)	15	–	–	–

Other operating income	(3)	–	–	–	–	–

Other net impairment reversals/(charges)	–	–	1	(5)	–	1

Adjustments in respect of prior years a	–	–	6	–	(2)	–

	(3)	(4)	33	(7)	(2)	5

Total current and deferred tax		(7)		26		3

a
In 2022, related to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return. In 2021, the tax charge related to the same audit.